Exploration and Evaluation Expenditure	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Exploration and Evaluation Expenditure [Abstract]
EXPLORATION AND EVALUATION EXPENDITURE

6. EXPLORATION AND EVALUATION EXPENDITURE

	2026 A$	2025 A$
Opening balance	2,403,881	3,856,035

Expenditure on exploration during the year	10,355,054	7,160

Acquisition of projects – Cash / payable (i)	2,232,115	250,000

Acquisition of projects – Shares and options (i)	61,376,232	429,844

Exploration expenditure impaired (ii)	(1,356,605)	(2,101,321)

Exploration expenditure impairment reversal (iii)	1,601,147	-

Contributions from joint operations	-	(11,593)

Assets disposed (iii)	(2,241,147)	(25,000)

Exploration expensed	(18,237)	(1,244)

Closing balance	74,352,440	2,403,881

Expenditure is capitalised as follows:
Group owned assets	74,352,440	1,763,881
Joint operations	-	640,000
Total exploration and evaluation expenditure	74,352,440	2,403,881

i.	On 29 July 2025, the Group completed acquisition of the Horse Heaven Project for the following consideration:

-	Issue of 444,812,889 shares with a fair value of $36,029,884 and 222,406,445 RMLOC options with a fair value of $13,344,388.

-	Total cash paid at settlement date of $600,000.

-	Total cash remaining to be paid 9 months after completion, which has been recognised as a current liability of $400,000.

-	Transaction costs associated with the acquisition satisfied by the issue of 60,000,000 ordinary shares with a fair value of $4,860,000 and 60,000,000 RMLOC options with a fair value of $3,600,000 were capitalised as exploration and evaluation expenditure during the year.

On 27 February 2026, the Company acquired a private landholding of ~25 acres comprising five patented mining claims adjacent to the claims that form the initial Horse Heaven Project through the purchase of 100% interest in Remington Capital Corporation. The Johnson Creek Antimony and Tungsten Mill, stockpiles of Tungsten ore and Antimony Camp are located on the property.

This addition to the Horse Heaven Project has provided a strategic base of operations including industrial water rights and electrical infrastructure. Consideration for the acquisition was:

-	Issue of 77,000,000 shares with a fair value of $3,080,000 and 38,500,000 RMLOD options with a fair value of $462,000

-	Cash of $1,693,594

-	Total consideration of $5,235,594 was allocated to Exploration and Evaluation $4,774,115, Land $276,073 and Buildings $185,406.

In line with relevant accounting standards, the Group treated the acquisitions of Horse Heaven Project and Remington as asset acquisition transactions. Where an acquisition does not meet the definition of a business combination under AASB 3, the transaction is accounted for as an asset acquisition. The consideration transferred for the acquisition of an asset comprises the fair values of the assets transferred, the liabilities incurred, and the equity interests issued by the Group. Acquisition related costs with regard to the acquisition are capitalised. Identifiable assets acquired and liabilities assumed in the acquisition are measured at their relative fair values at the acquisition date.

In the year ended 30 June 2025, the Company completed acquisition of the Drake East Antimony-Gold project (NSW), the Spur South Gold-Copper Project (NSW) and the Neardie Antimony-Gold project (QLD)

-	Issue of 25,000,000 shares with a fair value of $250,000.

-	Total cash paid at settlement of $70,000.

-	Transaction costs associated with the acquisition satisfied by the issue of 32,000 shares with a fair value of $29,091 and 56,363,636 RMLOC options with a fair value of $25,301 were capitalised as exploration and evaluation expenditure during the year.

ii.	During the year ended 30 June 2025 the Group impaired its 64North and Allegra projects in Alaska and in the year to 30 June 2026 the impairment related to the relinquishment of tenements at its Benmara and George projects in the Northern Territory and South Australia.

iii.	In the year ended 30 June 2026, an impairment reversal was recognised in relation to the 64 North exploration project which was reclassified to non-current assets held for sale as at 31 December 2025 prior to its sale in February 2026. The Company completed the sale of its non-core 64North Project in Alaska to a wholly owned subsidiary of Northern Star Resources Limited for $2,241,147 in cash. The divestment enabled the Company to monetise a non-core asset and direct additional capital and management attention toward Horse Heaven.

6a.	EXPLORATION AND EVALUATION EXPENDITURE

	2025 $	2024 $
Opening balance	3,856,035	18,288,855

Expenditure on exploration during the year	7,160	2,489,724

Acquisition of projects – cash and options	400,753	-

Acquisition of projects – Shares	279,091	-

Exploration expenditure impaired (i)	(2,101,321)	(15,316,813)

Contributions from joint operations	(11,593)	(1,459,138)

Grant income	-	(136,364)

Transferred assets held for sale (6b)	(25,000)	-

Exploration expensed	(1,244)	(10,229)

Closing balance	2,403,881	3,856,035

Expenditure is capitalised as follows:
Group owned assets	1,763,881	2,247,704
Joint operations	640,000	1,608,331
Total exploration and evaluation expenditure	2,403,881	3,856,035

(i)	Impairment

During the year, the Group, has agreed, with joint venture partner, Alaska Energy Metals, to acquire the remaining 47% of the 64North Project for US$200k and has paid an initial US$10k for the transaction. Completion of the acquisition is expected to be completed prior to the end of August 2025. Due to the value of the purchase of the remaining 47% of the project, the Company impaired the project down to the value of the sale (100% basis) in accordance with AASB 6 Exploration for and Evaluation of Mineral Resources.

Additionally, a number of tenements were relinquished across the Group’s other project areas.